AMOUNTS DUE TO RELATED PARTIES - Amount due to related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Minimum
Trade nature:
Credit term (in days)	30 days	30 days
Maximum
Trade nature:
Credit term (in days)	60 days	60 days
Related Companies controlled by controlling shareholders
Trade nature:
Related companies controlled by the Controlling Shareholders	$ 1,329	$ 842
Related Companies controlled by controlling shareholders | Minimum
Trade nature:
Credit term (in days)	30 days	30 days
Related Companies controlled by controlling shareholders | Maximum
Trade nature:
Credit term (in days)	60 days	60 days